Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.48

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025130527	XXX	XXX	XXX	Compliance	Missing evidence of the Seller XXX	XXX	2	Acknowledged	Missing Seller CD.		Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - XXX FICO w/a minimum requirement of XXX.;		Client: XXX No Assignee Liability.	XXX	C	B	C	B	C	B	C	B	C	B
2025130527	XXX	XXX	XXX	Credit	Missing Verification of Liability (Contingent or Otherwise)	XXX	2	Acknowledged	Missing documentation to verify borrower XXX installment payments of $XXX as stated on the final 1003.		Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - XXX FICO w/a minimum requirement of XXX.;		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B